Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (33,047,000)	$ (18,959,000)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax	(3,077,000)	(1,456,000)
Comprehensive loss	(36,124,000)	(20,415,000)
Comprehensive loss attributable to non-controlling interests	(632,000)	(1,300,000)
Comprehensive loss attributable to Movella Inc.	$ (35,492,000)	$ (19,115,000)